ACQUIRED INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Jun. 30, 2012
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]

	June 30,
	2011			2012
	Gross carrying value	Accumulated amortization	Net carrying value	Gross carrying value	Accumulated amortization	Net carrying value

Customer relationships	$-	-	-	$529,162	(105,832)	423,330
Order backlog	-	-	-	1,428,091	(1,256,450)	171,641
	$-	-	-	$1,957,253	(1,362,282)	594,971

Schedule of Expected Amortization Expense [Table Text Block]

Estimated amortization expense relating to the existing intangible assets for each of next five years is as follows:

Year ending June 30,
2013	$277,473
2014	105,832
2015	105,832
2016	105,834
2017	-
$594,971